UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                          (Zip Code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 80.44%

Consumer Discretionary - 9.44%
*	Deckers Outdoor Corp.	2,500	$141,400
	Ethan Allen Interiors, Inc.	5,500	156,915
*	GoPro, Inc.	8,000	95,040
	Taylor Morrison Home Corp.	6,700	93,197
	Vista Outdoor, Inc.	3,500	172,550
	Wynn Resorts Ltd.	1,500	123,720
*	Zoe's Kitchen, Inc.	2,500	87,325
			870,147
Consumer Staples - 1.54%
*	Sprouts Farmers Market, Inc.	5,000	142,400
			142,400
Energy - 2.15%
*	Cloud Peak Energy, Inc.	60,000	102,000
	The Williams Cos., Inc.	6,000	95,940
			197,940
Financials - 4.47%
*	Green Dot Corp.	5,750	118,795
	Rayonier, Inc.	6,100	133,163
	Tanger Factory Outlet Centers, Inc.	5,000	160,400
			412,358
Health Care - 13.08%
*	Accuray, Inc.	8,500	42,925
*	Aceto Corp.	6,250	134,063
*	ANI Pharmaceuticals, Inc.	3,750	123,975
*	BioScrip, Inc.	22,500	48,600
*	Collegium Pharmaceutical, Inc.	7,500	130,800
*	Depomed, Inc.	7,000	106,960
*	Five Star Quality Care, Inc.	37,500	88,875
*	Heron Therapeutics, Inc.	10,000	158,800
*	HMS Holdings Corp.	8,000	105,360
*	Mast Therapeutics, Inc.	125,000	36,125
*	MEI Pharma, Inc.	60,000	69,600
*	NeoGenomics, Inc.	10,000	63,700
*	The Spectranetics Corp.	6,750	95,715
			1,205,498
Industrials - 30.70%
	Advanced Drainage Systems, Inc.	5,000	97,000
	ArcBest Corp.	7,750	151,668
	Argan, Inc.	3,500	112,945
	CDI Corp.	27,500	134,200
*	Colfax Corp.	5,500	139,205

			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - Continued
	Douglas Dynamics, Inc.	7,000	$136,920
	Encore Wire Corp.	4,000	144,560
	Franklin Electric Co., Inc.	4,500	134,325
*	Generac Holdings, Inc.	3,500	121,590
*	Genesee & Wyoming, Inc.	2,750	155,980
	H&E Equipment Services, Inc.	11,000	144,870
*	Kirby Corp.	2,750	155,678
	Knight Transportation, Inc.	2,000	48,460
*	Neff Corp.	26,627	129,673
*	Orion Marine Group, Inc.	27,500	98,725
	Powell Industries, Inc.	3,500	92,645
*	Quanta Services, Inc.	7,000	142,030
	Raven Industries, Inc.	8,000	122,240
*	Spirit Airlines, Inc.	3,400	162,350
	Trinity Industries, Inc.	6,500	102,960
	Triumph Group, Inc.	5,000	152,300
*	TrueBlue, Inc.	6,500	149,175
			2,829,499
Information Technology - 1.95%
	Marvell Technology Group Ltd.	11,000	105,050
	NetApp, Inc.	3,000	74,520
			179,570
Materials - 14.96%
*	Century Aluminum Co.	21,000	150,150
	Eagle Materials, Inc.	2,550	154,071
*	Horsehead Holding Corp.	30,000	5,550
	Methanex Corp.	6,750	213,772
	Olin Corp.	12,000	181,920
	Rayonier Advanced Materials, Inc.	19,000	141,930
*	Tecnoglass, Inc.	8,000	88,400
	TimkenSteel Corp.	15,000	115,950
	United States Steel Corp.	13,400	122,208
	Westlake Chemical Corp.	4,750	204,820
			1,378,771
Utilities - 2.15%
	Entergy Corp.	2,750	198,577
			198,577

	Total Common Stocks (Cost $7,671,587)		7,414,760

			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016
				Shares	Value (Note 1)

PREFERRED STOCK - 1.42%
	Kinder Morgan, Inc.			3,000	$131,130

	Total Preferred Stock (Cost $121,797)				131,130

LIMITED PARTNERSHIP - 0.99%
	Plains GP Holdings LP			12,000	91,200

	Total Limited Partnership (Cost $80,724)				91,200

MASTER LIMITED PARTNERSHIP - 1.81%
	Westlake Chemical Partners LP			10,000	167,100

	Total Master Limited Partnership (Cost $182,886)				167,100
RIGHTS - 0.00%		Shares	Exercise Price	Expiration Date
*	Depomed, Inc.	9,000	$0.01	5/31/2016	-

	Total Rights (Cost $0)				-
CALL OPTIONS PURCHASED - 2.33%		Number of Contracts	Exercise Price	Expiration Date
*	CenterPoint Energy, Inc.	300	$19.00	4/15/2016	17,250
*	Douglas Dynamics, Inc.	400	22.50	5/20/2016	9,000
*	Euro Currency Trust	150	110.00	3/18/2016	4,050
*	GoPro, Inc.	150	13.00	4/15/2016	13,200
*	H&E Equipment Services, Inc.	225	15.00	5/20/2016	18,563
*	Huntsman Corporation	250	10.00	3/18/2016	29,375
*	iShares 20+ Year Treasury Bond ETF	200	132.00	3/4/2016	8,900
*	L.B. Foster Co.	75	12.50	5/20/2016	17,813
*	Market Vectors Steel Index Fund	225	19.00	3/18/2016	17,437
*	Orion Marine Group, Inc.	75	2.50	6/17/2016	9,000
*	Student Transportation, Inc.	200	2.50	5/20/2016	45,500
*	Vera Bradley, Inc.	200	17.00	4/15/2016	25,000

	Total Call Options Purchased (Cost $213,832)				215,088
PUT OPTIONS PURCHASED - 1.66%		Number of Contracts	Exercise Price	Expiration Date
*	Barrick Gold Corp.	125	$9.00	3/18/2016	125
*	Century Aluminum Co.	200	7.00	3/18/2016	9,900
*	Consumer Staples Select Sector
	SPDR Fund	300	49.00	3/18/2016	7,350

					(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016
					Value (Note 1)

PUT OPTIONS PURCHASED - Continued		Number of Contracts	Exercise Price	Expiration Date

*	Consumer Staples Select Sector
	SPDR Fund	300	51.00	3/18/2016	$25,500
*	Douglas Dynamics, Inc.	30	20.00	3/18/2016	2,850
*	Eagle Materials, Inc.	25	60.00	3/18/2016	4,625
*	Heron Therapeutics, Inc.	75	15.00	3/18/2016	12,188
*	iShares Russell 2000 Growth ETF	200	124.00	3/18/2016	54,314
*	iShares U.S. Preferred Stock ETF	150	35.00	4/15/2016	3,375
*	Public Storage	75	240.00	3/18/2016	21,375
*	SPDR S&P Regional Banking	225	33.00	3/18/2016	9,000
*	Spirit Airlines, Inc.	30	40.00	3/18/2016	600
*	Technology Select Sector SPDR
	Fund	20	40.00	3/18/2016	900
*	The TJX Companies, Inc.	10	67.50	4/15/2016	650

	Total Put Options Purchased (Cost $229,289)				152,752

SHORT-TERM INVESTMENT - 4.98%				Shares
§	Fidelity Money Market Institutional Fund, 0.35%			459,384	459,384

	Total Short-Term Investment (Cost $459,384)				459,384

Total Value of Investments (Cost $8,959,499)(a) - 93.63%					$8,631,414

Total Options Written (Premiums Received $41,507)(a) - (0.43)%					(39,900)

Other Assets Less Liabilities - 6.80%					626,456

Net Assets - 100%					$9,217,970

					(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016
			Number of Contracts	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 0.43%
	*	Axiall Corp.	25	$22.50	3/18/2016	$1,438
	*	Axiall Corp.	25	22.50	5/20/2016	3,312
	*	Century Aluminum Co.	200	9.00	4/15/2016	7,300
	*	Eagle Materials, Inc.	25	62.50	3/18/2016	2,875
	*	Genesee & Wyoming, Inc.	20	60.00	4/15/2016	4,100
	*	Heron Therapeutics, Inc.	100	27.50	4/15/2016	8,500
	*	Spirit Airlines, Inc.	30	47.50	3/18/2016	6,900
	*	Wynn Resorts Ltd.	15	80.00	3/4/2016	5,475

		Total Call Options Written (Premiums Received $41,507)				39,900

	Total Options Written (Premiums Received $41,507)					39,900

§	Represents 7 day effective yield
*	Non-income producing investment

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation					$ 498,601
	Aggregate Gross Unrealized Depreciation					(825,079)

		Net unrealized Depreciation				$ (326,478)

						(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation

The Goodwood SMID Cap Discovery Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2016:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$7,414,760	$7,414,760	$-	$-
Preferred Stock	131,130	131,130	-	-
Limited Partnership	91,200	91,200	-	-
Master Limited Partnership	167,100	167,100	-	-
Rights	-	-	-	-
Call Options Purchased	215,088	-	215,088	-
Put Options Purchased	152,752	-	152,752	-
Short-Term Investment	459,384	459,384	-	-
Total Assets	$8,631,414	$8,263,574	$367,840	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$39,900	$-	$39,900	$-
Total Liabilities	$39,900	$-	$39,900	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 6, 2016	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Cap Discovery Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 6, 2016	Katherine M. Honey President and Principal Executive Officer Goodwood SMID Cap Discovery Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: April 6, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Goodwood SMID Cap Discovery Fund